Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	$ 25,128	$ 27,572
Additions to AOCI	34,916	(2,652)
Reclassification to regulatory accounts (note 7(b))	(22,166)	1,136
Amortization in current period	(1,074)	(928)
Gain (loss) on plan settlements	(2,547)
Ending balance, December 31	34,257	25,128
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(4,995)	(5,617)
Additions to AOCI	(1,875)	0
Reclassification to regulatory accounts (note 7(b))	0	0
Amortization in current period	649	622
Gain (loss) on plan settlements	0
Ending balance, December 31	(6,221)	(4,995)
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(3,182)	(3,861)
Additions to AOCI	3,254	(3,066)
Reclassification to regulatory accounts (note 7(b))	(14,232)	3,515
Amortization in current period	272	230
Gain (loss) on plan settlements	0
Ending balance, December 31	(13,888)	(3,182)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(470)	(732)
Additions to AOCI	0	0
Reclassification to regulatory accounts (note 7(b))	0	0
Amortization in current period	262	262
Gain (loss) on plan settlements	0
Ending balance, December 31	$ (208)	$ (470)